BALANCE SHEET - USD ($)	May 31, 2018	May 31, 2017
Current Assets
Cash and cash equivalents	$ 458,063	$ 30,000
Deferred offering costs		25,000
Prepaid expenses	3,168
Total Current Assets	461,231	55,000
Cash held in Trust Account	52,895,652
Total Assets	53,356,883	55,000
Current Liabilities
Loan payable - Related party	81,618	30,672
Accrued expenses	63,579
Deferred legal fees	100,000
Total current liabilities	245,197	30,672
Deferred underwriting fees	1,820,000
Total Liabilities	2,065,197	30,672
Common stock subject to possible redemption, $.0001 par value; 4,560,757 and -0- shares as of May 31, 2018 and May 31, 2017, respectively, at redemption value	46,291,685
Stockholders' equity
Preferred Stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common Stock - $0.0001 par value; 20,000,000 shares authorized; 2,252,743 and 1,437,500 shares issued and outstanding (excluding 4,560,757 and -0- shares subject to possible redemption) as of May 31, 2018 and May 31, 2017, respectively	225	144
Additional paid-in capital	5,009,310	24,856
Accumulated deficit	(9,534)	(672)
Total stockholders' equity	5,000,001	24,328
Total Liabilities and stockholders' equity	$ 53,356,883	$ 55,000